Condensed Consolidated Statements of Changes in Redeemable Convertible Preferred Stock, Members' Deficit and Stockholders' Equity (Deficit) (Parenthetical) (Convertible Preferred Stock, Series G, USD $)
In Thousands, unless otherwise specified
12 Months Ended
Dec. 31, 2012
Convertible Preferred Stock | Series G
Issuance cost on issue of convertible redeemable Series G preferred stock	$ 59